EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

Note 20 — EQUITY

Ordinary shares

The total number of authorized shares of the Company’s ordinary shares was 80,000,000 as of December 31, 2024 and 2025.

On October 16, 2024, the Company’s board of directors approved a share split of the Company’s outstanding ordinary shares at a ratio of 1-to-20, which became effective on November 1, 2024, resulting in 25,310,660 shares issued and 24,910,660 shares outstanding as of December 31, 2023 and 25,310,660 shares issued and 24,910,619 shares outstanding as of December 31, 2024 giving effect of the share split. The Company believes it is appropriate to reflect the above transactions on a retroactive basis similar to a share split pursuant to ASC 260. All references made to share numbers or share values in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1-to-20 share split.

In October 2025, the Company completed its IPO of 1,250,000 ADSs, representing 1,250,000 ordinary shares, at a public offering price of $4.00 per ADS. The offering resulted in net proceeds of JPY658,666,480 ($4,302,198), of which JPY329,333,241($2,100,340) was recorded in ordinary shares and JPY329,333,239 ($2,100,340) was recorded in additional paid-in capital. In connection with the offering, deferred IPO costs of JPY303,679,188 ($1,936,730) were charged against additional paid-in capital.

Furthermore, in conjunction with the IPO, the Company issued 37,500 warrants to the representative of the underwriters. The Company recognized the fair value of these warrants, amounting to JPY12,412,500 ($79,161), as additional paid-in capital. As of December 31, 2025, the total number of ordinary shares issued and outstanding was 26,560,660 and 26,160,619, respectively.

For the fiscal years ended December 31, 2024 and 2025, the Company did not declare any dividend.

Treasury shares

During the fiscal year ended December 31, 2024, based on historical share valuation, the Company acquired 41 ordinary shares at a price of JPY300 per share, with a total cost of JPY12,265. This acquisition was approved by the Company’s board of directors and was due to the dissolution of the employee stock ownership plan. The acquired treasury shares have no voting rights and are not eligible for dividends.

As of December 31, 2024 and 2025, a total of 400,041 of the Company’s ordinary shares were held in treasury for a total cost of JPY100,012,265($637,833).